Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

11. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, net:

	As of December 31, 2012 (in thousands)
	Gross			Net
	Carrying	Accumulated		Carrying
Items	Amount	Amortization	Impairment	Amount
Operating rights for licensed games	$14,092	$(4,871)	$(4,223)	$4,998
Computer software	3,151	(1,589)	(260)	1,302
Developed technologies	27,289	(7,569)	(2,476)	17,244
Trademarks and domain names	9,215	(3,132)	(527)	5,556
Cinema advertising slot rights	71,064	(42,620)	(3,992)	24,452
Others	2,347	(714)	(936)	697

Total	$127,158	$(60,495)	$(12,414)	$54,249

	As of December 31, 2011 (in thousands)
	Gross			Net
	Carrying	Accumulated		Carrying
Items	Amount	Amortization	Impairment	Amount
Operating rights for licensed games	$11,310	$(3,310)	$(2,548)	$5,452
Computer software	3,305	(946)	—	2,359
Developed technologies	26,253	(2,750)	(993)	22,510
Trademarks and domain names	7,521	(1,037)	(219)	6,265
Cinema advertising slot rights	38,070	(28,184)	—	9,886
Others	2,647	(678)	—	1,969

Total	$89,106	$(36,905)	$(3,760)	$48,441

The amortization expense for intangible assets was $1.4 million, $17.7 million and $23.4 million, respectively, for the years ended December 31, 2010, 2011 and 2012.

As of December 31, 2012, amortization expense of intangible assets for future years is expected to be as follows:

Amortization expense of intangible assets (in thousands)
2013	$27,355
2014	12,980
2015	6,805
2016	3,666
2017	1,247
Thereafter	2,196

Total expected amortization expense	$54,249